Equity - Schedule of Fair Value of Outstanding Warrants (Details)	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number of Warrants
Ending balance (in shares)	14,391,150
Public Warrants | Warrants
Number of Warrants
Beginning balance (in shares)	0
Issued during the year (in shares)	13,800,000
Exercised (in shares)	(76,350)
Ending balance (in shares)	13,723,650
Warrants per share (in dollars per share) | $ / shares	$ 11.50
Private Warrants | Warrants
Number of Warrants
Beginning balance (in shares)	0
Issued during the year (in shares)	667,500
Ending balance (in shares)	667,500
Warrants per share (in dollars per share) | $ / shares	$ 11.50